UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:    Greenhaven Associates, Inc.
         Three Manhattanville Road
         Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim            Purchase, NY             February 5, 2010
-----------------------          ----------------           ----------------
      [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                Name

------------------------            -------------------------
[Repeat as necessary.]

                           Greenhaven Associates, Inc.
                       13F Period Ending December 31, 2009

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             COL 1                           COL 2     COL 3      COL 4       COL 5           COL 6                   COL 7
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                                           TITLE OF               VALUE    PRINCIPAL                SHARED
           SECURITY                         CLASS      CUSIP      ($000)     AMOUNT       SOLE       OTHER        SOLE       NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                            COMMON   88579Y101   267,714   3,238,345     621,150   2,617,195     621,150   2,617,195
------------------------------------------------------------------------------------------------------------------------------------
Agilent  Technologies, Inc. (A)             COMMON   00846U101   232,668   7,488,525   1,535,000   5,953,525   1,535,000   5,953,525
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals (APD)              COMMON   009158106   157,208   1,939,400     206,000   1,733,400     206,000   1,733,400
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing (ADP)             COMMON   053015103     7,429     173,500                 173,500                 173,500
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)                     COMMON   057224107   105,267   2,600,476     225,500   2,374,976     225,500   2,374,976
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co (BDX)                 COMMON   075887109    39,809     504,800                 504,800                 504,800
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Bruker Corp (BRKR)                          COMMON   116794108     4,372     362,500     232,500     130,000     232,500     130,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                          COMMON   172967101     2,122     641,000     495,000     146,000     495,000     146,000
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)                     COMMON   25179M103   239,007   3,251,795     588,000   2,663,795     588,000   2,663,795
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company (EMR)              COMMON   291011104    57,578   1,351,600               1,351,600               1,351,600
------------------------------------------------------------------------------------------------------------------------------------
EQT Corporation (EQT)                       COMMON   26884L109   105,718   2,407,067     440,000   1,967,067     440,000   1,967,067
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FedEx Corp (FDX)                            COMMON   31428X106   261,233   3,130,418     629,600   2,500,818     629,600   2,500,818
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)                    COMMON   416515104    28,511   1,225,760     652,750     573,010     652,750     573,010
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp (NSC)                 COMMON   655844108    48,489     925,000      38,500     886,500      38,500     886,500
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Pall Corp (PLL)                             COMMON   696429307   110,719   3,058,531     752,668   2,305,863     752,668   2,305,863
------------------------------------------------------------------------------------------------------------------------------------
Perkinelmer, Inc. (PKI)                     COMMON   714046109    33,442   1,624,200               1,624,200               1,624,200
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)           COMMON   726503105     7,399     140,000      20,000     120,000      20,000     120,000
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJIF)                   COMMON   749561205    12,485   1,632,025   1,198,900     433,125   1,198,900     433,125
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc. (COL)                COMMON   774341101    75,390   1,361,813     168,000   1,193,813     168,000   1,193,813
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Smurfit Stone (SSCCQ)                       COMMON   832727101       931   3,384,000   2,455,000     929,000   2,455,000     929,000
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems (SPR)                    COMMON   848574109    21,530   1,084,100      50,000   1,034,100      50,000   1,034,100
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Thermo Fisher Scientific (TMO)              COMMON   883556102    89,159   1,869,560     165,000   1,704,560     165,000   1,704,560
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Union Pacific Corp (UNP)                    COMMON   907818108   192,106   3,006,349     455,400   2,550,949     455,400   2,550,949
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Williams Companies (WMB)                    COMMON   969457100   184,193   8,737,825   1,610,000   7,127,825   1,610,000   7,127,825
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Xerox Corp (XRX)                            COMMON   984121103    50,491   5,968,161     417,500   5,550,661     417,500   5,550,661
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                                                               2,334,970